LANDMARK(SM) FUNDS
     Advised by Citibank, N.A.

Institutional

LANDMARK
INSTITUTIONAL
LIQUID RESERVES

 ANNUAL
 REPORT
 August 31, 1997

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

--------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO):
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

IM/ILR/A/97                          Printed on Recycled Paper [Recycle Symbol]

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder:

     Despite the heightened volatility of the financial markets over the past 12 months, money market securities once again provided competitive returns for shareholders seeking a level of income commensurate with a stable net asset value. The reporting period was generally characterized by an economy that many economists consider ideal: moderate economic growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 15, 1997

TABLE OF CONTENTS

 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
     Fund Quotes from the Portfolio Manager
 3   The Portfolio Manager Responds
     Strategy and Outlook
--------------------------------------------------------------------------------
 4   Fund Data
     7-Day Yield Comparisons
--------------------------------------------------------------------------------

LANDMARK INSTITUTIONAL
LIQUID RESERVES
--------------------------------------------------------------------------------
 5   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
 6   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
 7   Notes to Financial Statements
--------------------------------------------------------------------------------
 8   Independent Auditors' Report
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
 9   Portfolio of Investments
--------------------------------------------------------------------------------
11   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
12   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
13   Notes to Financial Statements
--------------------------------------------------------------------------------
14   Independent Auditors' Report
--------------------------------------------------------------------------------

------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

--------------------------------------------------------------------------------
 MARKET ENVIRONMENT
--------------------------------------------------------------------------------
     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one quarter of a percentage point. Yields on short-term money market securities rose accordingly; for example, yields on one-year Treasury bills peaked near 6% in April.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter of the year. As the financial markets became more complacent about the potential for a reacceleration of inflation, money market yields drifted lower and yields on one-year Treasury bills ended the period at 5.66%.

--------------------------------------------------------------------------------
 FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 8/31/97
 $1,967.5 million

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper Taxable Institutional Money Market Funds Average
o IBC Institutional Taxable Money Market Funds Average

INVESTMENT ADVISER,
CASH RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
 FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"We began to extend our average maturity early in the year, buying one-year paper trading at attractive yields. We held those securities as yields subsequently declined."

"Investor sentiment changed dramatically in April. The market no longer expected higher inflation, and yields fell."

"We don't expect much volatility over the long term, but we are prepared to take advantage of any short-term influences that move the market."

--------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     When the economy began to heat up early in the year and investors began to anticipate a tighter monetary policy, we increased the Portfolio's average maturity range to as long as 80 to 85 days. We achieved this position by balancing our very short-term holdings with securities having maturities as long as one year. This strategy enabled the Portfolio to benefit from the longer-dated securities' higher yields when money market yields subsequently fell.

     By April, it became clear that the economy would moderate and that the Federal Reserve was unlikely to raise rates again soon. Accordingly, we maintained our longer-than-neutral position, allowing the Portfolio's average duration to fall slowly as our holdings matured and were replaced with new investments at lower yields. We ended the period with an average duration of 84 days, which is modestly longer than our neutral position of 65 to 75 days.

     In addition, we attempted to boost yields by shifting assets to the highest yielding sectors of the short-term market. In the final months of 1996 and early in 1997, we shifted our focus to highquality certificates of deposit issued by strong, creditworthy banks on Citibank's Approved List, which provided better values and higher yields than comparable investments in corporate or government securities. By the end of the period, in fact, up to 70% of the Portfolio was comprised of high-quality bank obligations. We also increased our exposure to high-quality variable-rate notes, which provided attractive yields.

--------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     We remain cautiously optimistic about the future for money market securities. We are cautious because of short-term concerns regarding the economy's strength: we could see another period of robust growth. In such an event, the Federal Reserve may raise short-term interest rates further in an attempt to forestall an acceleration of inflation. Yields on money market securities would probably rise as well.

     Over the longer term, however, we are optimistic about the economy's resiliency. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long term.

     Our strategy in this environment is to take advantage of short-term market swings. We intend to lengthen the Portfolio's average maturity in anticipation of periods of lower interest rates and shorten our average maturity when we expect interest rates to rise. By capturing higher yielding securities as they become available, we hope to continue to provide our shareholders with competitive yields commensurate with safety.

--------------------------------------------------------------------------------
 FUND DATA All Periods Ended August 31, 1997
--------------------------------------------------------------------------------
                                                             TOTAL RETURNS
                                                           ------------------
                                                                      SINCE
                                                    ONE              10/2/92
                                                    YEAR           (INCEPTION)*
                                                    ----           -----------
Landmark Institutional Liquid Reserves ........    5.60%              4.81%
Lipper Taxable Institutional Money
  Market Funds Average ........................    5.23%              4.56%
 *Average Annual Total Return
 +From 10/31/92

7-DAY YIELDS
----------
Annualized Current           5.60%
Effective                    5.76%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1997 the Fund paid $0.05459 per share to shareholders from net investment income. For such period 2.9% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

--------------------------------------------------------------------------------
 7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph illustrates, Landmark Institutional Liquid Reserves provided a higher annualized seven-day yield to that of a comparable IBC's Money Fund Report AveragesTM, as published in IBC Money Fund ReportTM, for the one year period.

    Comparison of 7-Day Yield for Landmark Institutional Liquid Reserves vs.
              IBC Institutional Taxable Money Market Funds Average

LANDMARK INSTITUTIONAL LIQUID RESERVES

                         Landmark
                         Institutional      IBC Institutional
                         Liquid             Taxable Money
                         Reserves           Market Funds Average

    9/3/96               5.31%              5.10%
   9/10/96               5.28%              5.08%
   9/17/96               5.31%              5.10%
   9/24/96               5.29%              5.09%
   10/1/96               5.42%              5.14%
   10/8/96               5.36%              5.08%
  10/15/96               5.38%              5.09%
  10/22/96               5.35%              5.08%
  10/29/96               5.36%              5.10%
   11/5/96               5.40%              5.11%
  11/12/96               5.36%              5.08%
  11/19/96               5.44%              5.12%
  11/26/96               5.36%              5.09%
   12/3/96               5.45%              5.14%
  12/10/96               5.35%              5.09%
  12/17/96               5.38%              5.10%
  12/24/96               5.35%              5.11%
  12/31/96               5.48%              5.17%
    1/7/97               5.45%              5.16%
   1/14/97               5.33%              5.10%
   1/21/97               5.34%              5.11%
   1/28/97               5.35%              5.10%
    2/4/97               5.39%              5.14%
   2/11/97               5.33%              5.09%
   2/18/97               5.33%              5.10%
   2/25/97               5.31%              5.09%
    3/4/97               5.36%              5.11%
   3/11/97               5.29%              5.07%
   3/18/97               5.29%              5.08%
   3/25/97               5.35%              5.10%
    4/1/97               5.60%              5.21%
    4/8/97               5.47%              5.18%
   4/15/97               5.56%              5.20%
   4/22/97               5.54%              5.22%
   4/29/97               5.60%              5.25%
    5/6/97               5.58%              5.26%
   5/13/97               5.59%              5.26%
   5/20/97               5.60%              5.28%
   5/27/97               5.55%              5.29%
    6/3/97               5.61%              5.31%
   6/10/97               5.52%              5.29%
   6/17/97               5.58%              5.32%
   6/24/97               5.53%              5.31%
    7/1/97               5.65%              5.35%
    7/8/97               5.59%              5.32%
   7/15/97               5.56%              5.31%
   7/22/97               5.54%              5.31%
   7/29/97               5.58%              5.32%
    8/5/97               5.63%              5.34%
   8/12/97               5.55%              5.30%
   8/19/97               5.59%              5.33%
   8/26/97               5.57%              5.31%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1) ....................................   $1,971,282,273
Receivable for shares of beneficial interest sold ...........................................          111,256
                                                                                                --------------
 Total assets ...............................................................................    1,971,393,529
                                                                                                --------------
LIABILITIES:
Payable for shares of beneficial interest repurchased .......................................        1,304,000
Dividends payable ...........................................................................        2,180,807
Accrued expenses and other liabilities ......................................................          417,848
                                                                                                --------------
 Total liabilities ..........................................................................        3,902,655
                                                                                                --------------
NET ASSETS for 1,967,490,874 shares of beneficial interest outstanding ......................   $1,967,490,874
                                                                                                ==============
NET ASSETS CONSIST OF:
Paid-in capital .............................................................................   $1,967,490,874
                                                                                                ==============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE .............................            $1.00
                                                                                                         =====

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio ....................................... $107,646,638
Allocated expenses from Cash Reserves Portfolio ...........................   (1,900,198)
                                                                            ------------
                                                                                                  $105,746,440
EXPENSES:
Administrative fees (Note 3A) .............................................    6,613,199
Shareholder Servicing Agents' fees (Note 3B) ..............................    1,889,485
Distribution fees (Note 4) ................................................    1,889,485
Registration Fees .........................................................      255,830
Legal fees ................................................................       43,727
Trustees' fees ............................................................       33,231
Custodian fees ............................................................       23,816
Auditing fees .............................................................       13,267
Transfer agent fees .......................................................       12,000
Shareholder reports .......................................................        9,191
Other .....................................................................       58,898
                                                                            ------------
 Total expenses ...........................................................   10,842,129
 Less aggregate amount waived by Administrator, Shareholder
 Servicing Agents, and Distributor (Notes 3A, 3B and 4) ...................  (9,311,465)
                                                                            ------------
 Net expenses .............................................................                          1,530,664
                                                                                                  ------------
 Net investment income ....................................................                       $104,215,776
                                                                                                  ============

See notes to financial statements

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED AUGUST 31,
                                                                     --------------------------------
                                                                       1997                     1996
                                                                   -----------               -----------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to
 shareholders (Note 2) ......................................   $   104,215,776          $    64,925,725
                                                                ===============          ===============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares ................................   $31,769,047,743          $14,911,997,762
Net asset value of shares issued to shareholders
 from reinvestment of dividends .............................        73,113,066               46,327,653
Cost of shares repurchased ..................................   (31,131,803,616)         (15,181,288,932)
                                                                ---------------          ---------------
NET INCREASE (DECREASE) IN NET ASSETS .......................       710,357,193             (222,963,517)

NET ASSETS:
Beginning of period .........................................     1,257,133,681            1,480,097,198
                                                                ---------------          ---------------
End of period ...............................................   $ 1,967,490,874          $ 1,257,133,681
                                                                ===============          ===============

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   OCTOBER 2, 1992
                                                                YEAR ENDED AUGUST 31,               (COMMENCEMENT
                                                   -------------------------------------------    OF OPERATIONS) TO
                                                     1997        1996        1995       1994       AUGUST 31, 1993
                                                   -------      -------    --------   --------     ---------------
Net Asset Value, beginning of period .......      $ 1.00000   $ 1.00000   $ 1.00000   $ 1.00000       $ 1.00000
Net investment income ......................        0.05459     0.05521     0.05698     0.03603         0.02871
Less dividends from net investment income ..       (0.05459)   (0.05521)   (0.05698)   (0.03603)       (0.02871)
                                                  ---------   ---------   ---------   ---------       ---------
Net Asset Value, end of period .............      $ 1.00000   $ 1.00000   $ 1.00000   $ 1.00000       $ 1.00000
                                                  =========   =========   =========   =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..      $1,967,491  $1,257,134  $1,480,097  $ 470,041       $  83,519
Ratio of expenses to average net assets* ...           0.18%       0.20%       0.17%       0.23%           0.23%
Ratio of net investment income to
 average net assets ........................           5.52%       5.52%       5.70%       3.62%           3.13%
Total return ...............................           5.60%       5.66%       5.85%       3.66%           3.21%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ............      $ 0.04844   $ 0.04921   $ 0.05050   $ 0.03094       $ 0.02339

RATIOS:
Expenses to average net assets* ............           0.80%       0.80%       0.84%       0.86%           0.81%
Net investment income to average
 net assets ................................           4.90%       4.92%       5.03%       2.98%           2.55%

* Includes the Fund's share of Cash Reserves Portfolio's allocated expenses + Annualized

See notes to financial statements

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional Liquid Reserves (the "Fund") is a separate diversified series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (25.7% at August 31, 1997) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $6,613,199 of which $5,532,495 was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $1,889,485, all of which was voluntarily waived for the year ended August 31, 1997.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $1,889,485, all of which was voluntarily waived for the year ended August 31, 1997. The Distributor has voluntarily agreed to assume all expenses distribution through August 31, 1997.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $14,965,256,358 and $14,357,984,198 respectively, for the year ended August 31, 1997.

--------------------------------------------------------------------------------
 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LANDMARK INSTITUTIONAL TRUST (THE TRUST) AND THE SHAREHOLDERS OF LANDMARK INSTITUTIONAL LIQUID RESERVES:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Landmark Institutional Liquid Reserves (the "Fund"), a series of Landmark Institutional Trust, at August 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT
ISSUER                                             (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------

BANK NOTES--3.5%
Australia & New Zealand Bank
   5.645%, due 2/19/98 ........................        $ 65,000   $   64,986,601
Morgan Guaranty Trust Co.
  5.85%, due 3/16/98 ..........................         100,000       99,972,340
 5.93%, due 8/31/98 ...........................         100,000       99,961,876
                                                                  --------------
                                                                     264,920,817
                                                                  --------------

CERTIFICATES OF DEPOSIT
(EURODOLLARS)--1.3%
Sumitomo Bank
   5.69%, due 12/22/97 ........................         100,000      100,003,052
                                                                  -------------

CERTIFICATES OF DEPOSIT
(YANKEE)--47.5%
ABN Amro Bank NV
   5.68%, due 12/19/97 ........................         100,000       99,988,293
   6.14%, due 5/01/98 .........................          90,000       89,986,209
Bank America National Association
   5.67%, due 6/30/98 .........................         200,000      199,855,388
Bank America of Chicago
   5.85%, due 3/13/98 .........................         100,000       99,942,394
Bank of Tokyo Mitsubishi New York
   5.69%, due 12/19/97 ........................         185,000      185,000,000
  5.78%, due 12/29/97 .........................         150,000      150,013,155
Barclays Bank of New York
   5.84%, due 3/11/98 .........................         100,000       99,984,982
Bayeriche Landesbank
   5.86%, due 7/17/98 .........................         100,000       99,953,330
Canadian Imperial Bank
   5.94%, due 3/17/98 .........................         100,000       99,984,515
  5.86%, due 8/10/98 ..........................          70,000       69,967,878
  5.91%, due 8/28/98 ..........................          46,000       45,973,903
Credit Suisse
  5.84%, due 3/11/98 ..........................         100,000       99,984,977
  5.745%, due 7/21/98 .........................         100,000       99,970,089
Dai Ichi Kangyo Bank
   5.68%, due 10/28/97 ........................         100,000      100,001,561
   5.67%, due11/04/97 .........................         131,000      131,005,534
   5.73%, due 12/29/97 ........................         100,000      100,006,793
Deutsche Bank AG
   6.20%, due 4/08/98 .........................          50,000       49,989,987
Key Bank National Association
  5.68%, due 7/02/98 ..........................         100,000       99,934,952
  5.69%, due 7/07/98 ..........................         100,000       99,942,162
Landesbank Hessen Thuringen
  6.13%, due 4/01/98 ..........................          50,000       49,964,438
Morgan Guaranty Trust Co.
   5.71%, due 1/06/98 .........................         100,000       99,986,666
Morgan Stanley Group, Inc.
  5.79%, due 5/18/98 ..........................          75,000       75,000,000
Natwest BankCorp
  5.933%, due 6/26/98 .........................         100,000       99,947,329
Rabobank Nederland
   6.18%, due 5/01/98 .........................         100,000       99,987,351
Royal Bank of Canada
   5.58%, due 12/11/97 ........................         100,000       99,972,997
   6.08%, due 5/27/98 .........................         100,000       99,971,952
   5.78%, due 7/31/98 .........................          55,000       54,980,784
Sanwa Bank
   5.76%, due 9/19/97 .........................         300,000      300,001,478
   5.72%, due 10/17/97 ........................          50,000       50,000,630
Societe Generale Bank
   5.87%, due 3/03/98 .........................         125,000      124,976,020
   6.35%, due 4/15/98 .........................         175,000      174,984,028
   5.86%, due 7/21/98 .........................          50,000       49,983,068
Sumitomo Bank
   5.74%, due 9/08/97 .........................         195,000      195,000,000
   5.69%, due 10/14/97 ........................          40,000       40,000,000
                                                                  --------------
                                                                  $3,636,242,843
                                                                  --------------
ASSET BACKED--4.1%
Asset Backed Securities
   Investment Trust
   5.652%, due 6/15/98 ........................         157,000      156,974,733
Asset Backed Trust
   5.662%, due 1/15/98 ........................         157,000      156,994,150
                                                                  --------------
                                                                     313,968,883
                                                                  --------------
COMMERCIAL PAPER--12.5%
Barton Capital Corp.
   5.52%, due 9/18/97 .........................          70,000       69,817,533
CIT Group Holdings Inc.
   5.55%, due 9/02/97 .........................         100,000       99,984,583
Electronic Data System Corp.
   5.50%, due 10/03/97 ........................          60,000       59,706,667
Korea Development Bank
   5.80%, due 9/18/97 .........................          50,000       49,863,056
   5.80%, due 9/22/97 .........................          80,000       79,729,333
Pooled Accounts Receivable
   Capital Corp.
   5.53%, due 9/16/97 .........................         150,275      149,928,741
   5.52%, due 9/19/97 .........................         181,542      181,040,944
Receivables Capital Corp.
   5.52%, due 9/18/97 .........................          64,549       64,380,742
   5.50%, due 9/22/97 .........................         126,168      125,763,211
   5.51%, due 9/22/97 .........................          76,403       76,157,428
                                                     ---------
                                                                     956,372,238
                                                                  --------------
FLOATING RATE NOTES--14.8%
Abbey National Treasury Services
   6.00%, due 6/17/98 .........................         100,000       99,969,738
Bank One, Columbus
   5.64%, due 5/14/98 .........................          75,000       74,964,527
Bank One, Indianapolis
   5.66%, due 2/05/98 .........................         150,000      149,961,646
FCC National Bank
   5.73%, due 4/07/98 .........................         200,000      199,953,854
   5.67%, due 7/02/98 .........................         100,000       99,926,840
First USA Bank
   5.809%, due 4/29/98 ........................         100,000      100,078,329
Merrill Lynch & Co., Inc.
   5.77%, due 10/07/97 ........................          20,000       19,999,506
   5.765%, due 11/12/97 .......................         100,000       99,995,070
   5.75%, due 1/09/98 .........................         150,000      149,984,453
Strats Trust
   5.652%, due 12/15/97 .......................         139,500      139,491,411
                                                                  --------------
                                                                   1,134,325,374
                                                                  --------------
TIME DEPOSIT--15.4%
Fleet Bank
   5.563%, due 9/02/97 ........................         100,000      100,000,000
Keybank National Association
   5.625%, due 9/02/97 ........................         150,000      150,000,000
Royal Bank of Canada
   5.50%, due 9/02/97 .........................         100,000      100,000,000
Sun Trust
   5.438%, due 9/02/97 ........................         131,299      131,299,000
Svenska Grand Cayman
   5.625%, due 9/02/97 ........................         250,000      250,000,000
Wells Fargo & Co.
   5.531%, due 9/02/97 ........................         200,000      200,000,000
Westdeutsche Landesbank
   5.656%, due 9/02/97 ........................         250,000      250,000,000
                                                                  --------------
                                                                   1,181,299,000
                                                                  --------------
TOTAL INVESTMENTS
 AT AMORTIZED COST ............................            99.1%   7,587,132,207
OTHER ASSETS, LESS LIABILITIES                              0.9       70,267,733
                                                          -----   --------------
NET ASSETS ....................................           100.0%  $7,657,399,940
                                                          =====   ==============

See notes to financial statements

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------


ASSETS:
Investments at value (Note 1A) .............................  $7,587,132,207
Cash .......................................................             188
Interest receivable ........................................      70,969,862
                                                              --------------
 Total assets ..............................................   7,658,102,257
                                                              --------------

LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) ....          345,435
Accrued expenses and other liabilities .....................         356,882
                                                              --------------
 Total liabilities .........................................         702,317
                                                              --------------
NET ASSETS .................................................  $7,657,399,940
                                                              ==============
REPRESENTED BY:
Paid-in capital for beneficial interests ...................  $7,657,399,940
                                                              ==============

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1B) .............................................                     $345,707,841

EXPENSES:
Investment advisory fees (Note 2A) ....................................      $ 9,148,204
Administrative fees (Note 2B) .........................................        3,049,401
Custodian fees ........................................................        1,513,346
Auditing fees .........................................................           48,003
Trustees' fees ........................................................           43,104
Legal fees ............................................................           21,171
Other .................................................................           83,464
                                                                              ----------
    Total expenses ....................................................       13,906,693

    Less aggregate amount waived by Investment
    Adviser and Administrator (Notes 2A and 2B) .......................       (7,802,319)
    Less fees paid indirectly (Note 1E) ...............................            (659)
                                                                              ----------
    Net expenses ......................................................                        6,103,715
                                                                                            ------------
    Net investment income .............................................                     $339,604,126
                                                                                            ============

See notes to financial statements

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------
                                                                 1997                            1996
                                                           ----------------                 ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .........................           $    339,604,126               $     230,781,560
                                                          ----------------               -----------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ...................             33,685,999,190                  24,522,122,636
Value of withdrawals ..........................            (30,810,390,668)                (25,076,123,009)
                                                          ---------------                -----------------
Net increase (decrease) in net assets
 from capital transactions ....................              2,875,608,522                    (554,000,373)
                                                          ----------------               -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........              3,215,212,648                    (323,218,813)
NET ASSETS:
Beginning of period ...........................              4,442,187,292                   4,765,406,105
                                                          ----------------               -----------------
End of period .................................           $  7,657,399,940               $   4,442,187,292
                                                          ================               =================

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED AUGUST 31,
                                                  ----------------------------------------------------------------

                                                       1997        1996        1995        1994            1993
                                                  ---------   ---------   ---------   ---------       ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted) ................       $7,657,400  $4,442,187  $4,765,406  $2,147,361      $ 781,470
Ratio of expenses to average net assets ...            0.10%       0.10%       0.10%       0.11%           0.20%
Ratio of net investment income to
average net assets ........................            5.57%       5.64%       5.88%       3.87%           3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ............            0.23%       0.23%       0.23%       0.24%           0.25%
Net investment income to average net assets            5.44%       5.50%       5.75%       3.74%           3.10%

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $9,148,204, of which $4,752,918 was voluntarily waived for the year ended August 31, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,049,401, all of which were voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $407,817,667,716 and $404,668,761,218, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $23,449. Since the line of credit was established, there have been no borrowings.


--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1997 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 6, 1997

------------------------------------------------------
                      SHAREHOLDER
                    SERVICING AGENTS
------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT
CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659


LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund
Emerging Asian Markets Equity Fund

LANDMARK(SM) FUNDS
                 Advised by Citibank, N.A.

                                  Institutional

---------------------

LANDMARK
INSTITUTIONAL
U.S. TREASURY
RESERVES

---------------------
ANNUAL
REPORT
August 31, 1997
---------------------

TRUSTEES
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N. A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

IPM/IUST/A/97                        Printed on Recycled Paper [Recycle Symbol]

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     Despite the heightened volatility of the financial markets over the past 12 months, short-term U.S. government securities once again provided competitive returns for shareholders seeking a level of income commensurate with a stable net asset value. The period was generally characterized by an economy that many economists consider ideal: moderate growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of U.S. Treasury securities.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. Treasury securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip Coolidge
    Philip W. Coolidge
    President
    September 15, 1997


--------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment Services
o Are subject to investment risks, including possible loss of the principal amount invested

TABLE OF CONTENTS

 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2  Market Environment
    Fund Snapshot
--------------------------------------------------------------------------------
    Fund Quotes from the Portfolio Manager
 3  The Portfolio Manager Responds
    Strategy and Outlook
--------------------------------------------------------------------------------
 4  Fund Data
--------------------------------------------------------------------------------

LANDMARK INSTITUTIONAL
 U.S. TREASURY RESERVES
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities
 5  Statement of Operations
--------------------------------------------------------------------------------
    Statement of Changes in Net Assets
 6  Financial Highlights
--------------------------------------------------------------------------------
 7  Notes to Financial Statements
--------------------------------------------------------------------------------
 9  Independent Auditors' Report
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
--------------------------------------------------------------------------------
10   Portfolio of Investments
--------------------------------------------------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
--------------------------------------------------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
--------------------------------------------------------------------------------
13  Notes to Financial Statements
--------------------------------------------------------------------------------
14  Independent Auditors' Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------
     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one-quarter of a percentage point. Yields on short-term money market securities rose accordingly; for example, yields on one-year Treasury bills peaked near 6% in April.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter of the year. As the financial markets became more complacent about the potential for a reacceleration of inflation, one-year Treasury bill yields drifted lower and ended the period at 5.66%.

     In addition, yields of U.S. Treasury bills were affected by the government's progress toward a balanced budget. Smaller federal deficits require less issuance of Treasury securities. Yet, demand remained strong, particularly from overseas investors attracted to U.S. markets by a strong dollar. These influences helped keep U.S. Treasury yields low relative to other types of money market securities.


--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 8/31/97
$306.3 million

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARK
o Lipper Taxable Institutional U.S. Treasury
  Money Market Funds Average

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Stronger-than-expected tax revenues resulted in a further decline in the federal budget deficit. The Treasury responded by cutting back on the issuance of Treasury bills."

"Investor sentiment changed dramatically in April. The market no longer expected higher inflation, and yields fell."

"We don't expect much volatility over the long term, but we are prepared to take advantage of any short-term influences, including supply/demand factors, that move the market."

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------
     Our primary strategy during the reporting period was to take advantage of changes in the supply of and demand for U.S. Treasury bills. Yields typically rise during periods of increased issuance and fall when issuance declines.

     Accordingly, we adjusted the Portfolio's average maturity based on projected Treasury financing schedules. Just prior to times of plentiful issuance, we reduced the Portfolio's average maturity to as low as 35 days in order to free up cash for the purchase of higher-yielding T-bills as they became available. After such purchases, the Portfolio's average maturity naturally lengthened to as high as 60 days, which enabled us to maintain relatively high yields when prevailing interest rates declined. We consider an average maturity of 45 to 50 days to be "neutral." The Portfolio is required to maintain an average maturity of 60 days or less to preserve its ratings of AAAm and Aaa assigned by Standard & Poor's and Moody's Investors Service, respectively.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------
     We remain cautiously optimistic about the future for U.S. Treasury securities. We are cautious because of short-term concerns regarding the national economy's strength: we could see another period of robust growth. In such an event, the Federal Reserve may be likely to raise short-term interest rates further. Yields on U.S. Treasury bills would probably rise as well, although supply/demand influences may constrain that rise relative to other types of money market securities.

     Over the longer term, however, we are optimistic about the economy's resiliency. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long term.

     Our strategy in this environment is to take advantage of short-term market swings caused by economic and supply/demand influences. We intend to shorten the Portfolio's average maturity in anticipation of periods of greater issuance and higher interest rates. Conversely, we intend to lengthen our average maturity just after period of issuance and when we expect interest rates to fall. By capturing higher yielding securities as they become available, we hope to continue to provide our shareholders with competitive yields commensurate with safety.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ended August 31, 1997
--------------------------------------------------------------------------------

                                                         TOTAL RETURNS
                                                      ---------------------
                                                                         SINCE
                                                         ONE            10/2/92
                                                         YEAR         INCEPTION*
                                                        ------         --------
Landmark Institutional U.S. Treasury Reserves .....      5.11%          4.41%
Lipper Taxable Institutional U.S. Treasury
  Money Market Funds Average ......................      5.12%          5.72%

*  Annualized
+  From 9/30/92

7-DAY YIELDS
------------
Annualized Current      5.02%
Effective               5.15%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
--------------------------
For the fiscal year ended August 31, 1997 the Fund paid $0.04994 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

--------------------------------------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1) ..........................      $306,604,803
Receivable for shares beneficial interest sold .............................................             1,973
                                                                                                  ------------
   Total assets ............................................................................       306,606,776
                                                                                                  ------------
LIABILITIES:
Payable for shares of beneficial interest repurchased ......................................            36,672
Dividend payable ...........................................................................           123,265
Accrued expenses and other liabilities .....................................................            96,903
                                                                                                  ------------
   Total liabilities .......................................................................           256,840
                                                                                                  ------------
NET ASSETS for 306,349,936 shares of beneficial interest outstanding .......................      $306,349,936
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital ............................................................................      $306,349,936
                                                                                                  ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ............................             $1.00
                                                                                                         =====

--------------------------------------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio ..............................  $14,675,342
Allocated expenses from U.S. Treasury Reserves Portfolio ..................     (279,422)
                                                                             -----------
   Net investment income from U.S. Treasury Reserves Portfolio ............                        $14,395,920

EXPENSES:
Administrative fees (Note 3A) .............................................      976,649
Distribution fees (Note 4) ................................................      279,042
Shareholder Servicing Agents' fees (Note 3B) ..............................      279,042
Custodian fees ............................................................       23,525
Registration fees .........................................................       17,446
Transfer agent fees .......................................................       12,000
Audit fees ................................................................       11,700
Shareholder reports .......................................................        8,940
Trustee fees ..............................................................        8,211
Legal fees ................................................................        3,659
Miscellaneous .............................................................       12,562
                                                                                --------
   Total expenses .........................................................    1,632,776
Less aggregate amounts waived by Administrator, Shareholder Servicing
  Agent and Distributor (Notes 3A, 3B and 4) ..............................   (1,212,793)
                                                                              -----------
   Net expenses ...........................................................                            419,983
                                                                                                   -----------
   Net investment income ..................................................                        $13,975,937
                                                                                                   ===========

See notes to financial statements

----------------------------------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
----------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                                     -------------------------------------
                                                                          1997                1996
                                                                     ---------------     --------------
FROM INVESTMENT ACTIVITIES (Note 2):
Net investment income, declared as dividends to shareholders          $   13,975,937     $    8,247,818
                                                                      ==============     ==============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares ...........................              $1,020,244,321     $  495,311,082
Net asset value of shares issued to shareholders
 from reinvestment of dividends ........................                  11,873,328          7,369,593
Cost of shares repurchased .............................                (939,162,365)      (410,017,345)
                                                                        ------------       ------------
NET INCREASE IN NET ASSETS .............................                  92,955,284         92,663,330

NET ASSETS:
Beginning of period ....................................                 213,394,652        120,731,322
                                                                         -----------        -----------
End of period ..........................................              $  306,349,936     $  213,394,652
                                                                      ==============     ==============

----------------------------------------------------------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   OCTOBER 2, 1992
                                                                                                    EIGHT MONTHS    (COMMENCEMENT
                                                                                                       ENDED      OF OPERATIONS) TO
                                                                 YEAR ENDED AUGUST 31,                AUGUST 31,    DECEMBER 31,
                                                  ---------------------------------------------    -------------  -----------------
                                                       1997        1996        1995        1994            1993            1992
                                                  ---------   ---------   ---------   ---------       ---------       ---------
Net Asset Value, beginning of period ......       $ 1.00000   $ 1.00000   $ 1.00000   $ 1.00000       $ 1.00000       $ 1.00000
Net investment income .....................         0.04994     0.05051     0.05200     0.03312         0.01974         0.00736
Less dividends from net investment income .        (0.04994)   (0.05051)   (0.05200)   (0.03312)       (0.01974)       (0.00736)
                                                  ---------   ---------   ---------   ---------       ---------       ---------
Net Asset Value, end of period ............       $ 1.00000   $ 1.00000   $ 1.00000   $ 1.00000       $ 1.00000       $ 1.00000
                                                  =========   =========   =========   =========       =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .       $ 306,350   $ 213,395   $ 120,731   $ 150,911       $  48,475       $  13,594
Ratio of expenses to average net assets* ..            0.25%       0.25%       0.25%       0.23%           0.20%           0.20%
Ratio of net investment income to average
net assets ................................            5.01%       5.03%       5.23%       3.40%           2.99%           3.20%
Total return ..............................            5.11%       5.17%       5.33%       3.36%           3.01%           3.19%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ...........       $ 0.04416   $ 0.04428   $ 0.04593   $ 0.02679       $ 0.01208       $ 0.00359
RATIOS:
Expenses to average net assets* ...........            0.83%       0.87%       0.85%       0.88%           1.36%           1.85%
Net investment income to average net assets            4.43%       4.41%       4.62%       2.75%           1.83%           1.56%

*  Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
  Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment as the Fund. The value of such investment reflects the Fund's proportionate interest (33.8% at August 31, 1997) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

D. OTHER -- All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $976,649, of which $654,709 was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $279,042, all of which was voluntarily waived for the year ended August 31, 1997.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $279,042, all of which was voluntarily waived for the year ended August 31, 1997.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $788,823,941 and $710,243,706, respectively, for the year ended August 31, 1997.

--------------------------------------------------------------------------------
   Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
   TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK INSTITUTIONAL U.S. TREASURY
   RESERVES:

       We have audited the accompanying statement of assets and liabilities of Landmark Institutional U.S. Treasury Reserves, a separate series of Landmark Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993, and the period from October 2, 1992 (COMMENCEMENT OF operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark Institutional U.S. Treasury Reserves at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Boston, Massachusetts
   October 6, 1997

---------------------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
---------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS August 31,1997
---------------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                              (000'S OMITTED)            VALUE
---------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--99.5%
---------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS--79.7%
     due 9/18/1997 ...................................  $280,932          $280,246,760
     due 10/16/1997 ..................................    50,000            49,685,000
     due 10/23/1997 ..................................   190,664           189,261,230
     due 10/30/1997 ..................................    18,000            17,851,763
     due 11/28/1997 ..................................    50,000            49,375,444
     due 1/29/1998 ...................................    50,000            48,933,333
     due 2/05/1998 ...................................    90,000            87,949,188
                                                                          ------------
                                                                           723,302,718
                                                                          ------------
U.S. TREASURY NOTES--19.8%
     5.75% due 9/30/1997 .............................   155,000           155,046,144
     8.75% due 10/15/1997 ............................    25,000            25,096,389
                                                                          ------------
                                                                           180,142,533
                                                                          ------------
TOTAL INVESTMENTS AT AMORTIZED COST ........      99.5%                    903,445,251
OTHER ASSETS, LESS LIABILITIES .............       0.5                       4,464,945
                                                 ------                   ------------
NET ASSETS .................................     100.0%                   $907,910,196
                                                 ======                   ============

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value
 (Note 1A) .................................................    $903,445,251
Cash .......................................................             631
Interest receivable ........................................       4,580,840
                                                                ------------
 Total assets ..............................................     908,026,722
                                                                ------------
LIABILITIES:
Payable to affiliate--INVESTMENT advisory
 fees (Note 2A) ............................................          38,016
Accrued expenses and other liabilities .....................          78,510
                                                                ------------
 Total liabilities .........................................         116,526
                                                                ------------
NET ASSETS .................................................    $907,910,196
                                                                ============
REPRESENTED BY:
Paid-in capital for beneficial interests ...................    $907,910,196
                                                                =============

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) .........................               $44,756,356
EXPENSES:
Investment advisory fees (Note 2A) ..................   $1,279,172
Administrative fees (Note 2B) .......................      426,391
Custodian fees ......................................      287,904
Auditing fees .......................................       20,900
Trustee fees ........................................       12,046
Legal fees ..........................................        8,490
Miscellaneous .......................................       29,052
                                                        ----------
 Total expenses .....................................    2,063,955
 Less aggregate amount waived by Investment
   Adviser and Administrator (Notes 2A and 2B) ......   (1,211,224)
 Less fees paid indirectly (Note 1D) ................         (310)
                                                        ----------
 Net expenses .......................................                   852,421
                                                                    -----------
 Net investment income ..............................               $43,903,935
                                                                    ===========
See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       YEAR ENDED AUGUST 31,
                                                    ---------------------------
                                                      1997             1996
                                                   ----------       ----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .....................     $   43,903,935   $   38,179,974
                                                --------------   --------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ...............      1,742,310,476    1,474,479,600
Value of withdrawals ......................     (1,646,108,001)  (1,577,114,165)
                                                --------------   --------------
Net increase (decrease) in net assets
 from capital transactions ................         96,202,475     (102,634,565)
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS .....        140,106,410      (64,454,591)
NET ASSETS:
Beginning of period .......................        767,803,786      832,258,377
                                                --------------   --------------
End of period .............................     $  907,910,196   $  767,803,786
                                                ==============   ==============

---------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   EIGHT MONTHS        YEAR
                                                               YEAR ENDED AUGUST 31,                   ENDED           ENDED
                                                     ---------------------------------------         AUGUST 31,     DECEMBER 31,
                                                     1997        1996        1995       1994            1993            1992
                                                     ----        ----        ----       ----            ----            ----
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .....   $ 907,910   $ 767,804   $ 832,258   $ 726,569       $ 521,818       $ 590,769
Ratio of expenses to average net assets .......        0.10%       0.10%       0.10%       0.12%           0.20%+          0.24%
Ratio of net investment income to average
  net assets ..................................        5.15%       5.20%       5.36%       3.43%           2.96%+          3.59%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ................        0.24%       0.25%       0.25%       0.26%           0.25%+          0.25%
Net investment income to average net assets ...        5.01%       5.05%       5.21%       3.30%           2.91%+          3.58%

+Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,279,172, of which $784,833 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $426,391, all of which was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $13,100,873,271 and $12,945,786,852, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $3,796. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993, and the year ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

LANDMARK
FUNDS


MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

LANDMARK(SM) FUNDS
     Advised by Citibank, N.A.

Institutional

LANDMARK
INSTITUTIONAL
TAX FREE RESERVES

ANNUAL
REPORT
August 31, 1997

TRUSTEES
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

--------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N. A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

IT/ITFR/A/97                 Printed on Recycled Paper [Recycle Symbol]

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     Despite the heightened volatility of the longer term financial markets over the past 12 months, tax-exempt money market securities once again provided competitive returns for shareholders seeking a level of federally tax-free income commensurate with a stable net asset value. The period was generally characterized by an economy that many economists consider ideal: moderate growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of tax-exempt money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Tax Free Reserves Portfolio with the goal of achieving its investment objectives: providing high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing in high-quality short-term municipal obligations issued by a variety of states, U.S. territories, municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 15, 1997

------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment Services
o Are subject to investment risks, includ-ing possible loss of the principal amount invested

--------------------------------------------------------------------------------
TABLE OF CONTENTS

 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
    Fund Quotes from the Portfolio Manager
 3  The Portfolio Manager Responds
    Strategy and Outlook
--------------------------------------------------------------------------------
 4  Fund Data
    7-Day Yield Comparisons
--------------------------------------------------------------------------------

LANDMARK INSTITUTIONAL
 TAX FREE RESERVES
--------------------------------------------------------------------------------
 5  Statement of Assets and Liabilities
    Statement of Operations
--------------------------------------------------------------------------------
 6  Statement of Changes in Net Assets
    Financial Highlights
--------------------------------------------------------------------------------
 7  Notes to Financial Statements
--------------------------------------------------------------------------------
 9  Independent Auditors' Report

TAX FREE RESERVES PORTFOLIO
--------------------------------------------------------------------------------
 10  Portfolio of Investments
--------------------------------------------------------------------------------
 16  Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
 17  Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
 18  Notes to Financial Statements
--------------------------------------------------------------------------------
 19  Independent Auditors' Report

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one-quarter of a percentage point. Yields on AAA-rated, one-year tax-exempt notes rose accordingly.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter. As the financial markets became more complacent about the potential for a reacceleration of inflation, tax-exempt money market yields drifted lower.

     Yields of short-term municipal securities were affected by the strong economy in another important way: smaller state and local government budget deficits required less issuance of municipal securities. While some municipal bond investors shifted funds to the high-flying stock market, it was not sufficient to significantly offset demand from other investors seeking the tax advantages of municipal bonds. This supply/demand imbalance helped keep yields on municipal bonds low relative to their historical relationships with taxable money market securities, including U.S. Treasury bills.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
May 21, 1997

NET ASSETS AS OF 8/31/97
$60.0 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper Institutional Tax Exempt Money Market Funds Average
o IBC Institutional Tax Free Funds Average

INVESTMENT ADVISER,
TAX FREE RESERVES PORTFOLIO
Citibank, N.A.

*A portion of the income may be subject to the Federal Alternative Minimum Tax
(AMT). Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Because the supply of new short-term municipal securities continued to decline, yields on tax-exempt notes outperformed their taxable equivalents."

"We found the best relative values in the `floater' market; that is, short-term tax-exempt notes with variable interest rates."

"We've had no problems maintaining the Portfolio's Tier One credit quality in a strong economic environment."

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     Our primary strategy during the reporting period was to take advantage of changes in the supply of and demand for short-term municipal securities. Because states and municipalities typically issue millions of dollars of securities at a time, yields tend to rise during periods of issuance and fall when no paper is being issued.

     Accordingly, we attempted to match the Portfolio's average maturity to the market's issuance calendar. Just prior to times of plentiful issuance, when tax-exempt yields were highest, we reduced the Portfolio's average maturity to as low as 21 days in order to free up cash for the purchase of higher-yielding municipal securities as they became available. After such purchases, the Portfolio's average maturity naturally lengthened to as high as 62 days, which enabled us to maintain relatively high yields as prevailing rates declined.

     The lack of new bond issuance made it more difficult to find attractively priced issues for the Portfolio. Nonetheless, we scoured the marketplace and found competitive yields and high credit quality in a variety of short-term tax-exempt notes. In addition, by the end of the reporting period, we had shifted much of the Portfolio out of pre-refunded bonds and "put" bonds into variable-rate tax-exempt notes. We preferred these so-called "floater" securities because of their attractive yields.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     We remain cautiously optimistic about market conditions for tax-exempt securities. We are cautious because of short-term concerns regarding the economy's strength, yet we are optimistic about the short-term segment of the municipal bond market because of the continuing imbalance of supply and demand. If we see another period of robust economic growth, the Federal Reserve may be likely to raise short-term interest rates further in an attempt to forestall an acceleration of inflation. Yields on short-term fixed-income securities would probably rise under these circumstances, but short-term municipal securities should outperform comparable taxable securities because of the scarcity of supply relative to demand.

     Over the longer term, however, we are optimistic about the U.S. economy's resiliency and the long-term tax advantages of municipal bonds. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long-term.

     Our strategy in this environment is to take advantage of short-term market swings caused by economic and supply-demand influences. We intend to shorten the Portfolio's average maturity in anticipation of periods of greater issuance and higher interest rates. Conversely, we intend to lengthen the Portfolio's average maturity just after periods of issuance and when we expect interest rates to fall. By capturing higher yielding municipal securities as they become available, we hope to continue to provide our shareholders with competitive tax-exempt yields commensurate with safety.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ended August 31, 1997
--------------------------------------------------------------------------------
                                                                TOTAL RETURNS
                                                                -------------
                                                                    SINCE
                                                                   5/21/97
                                                                 INCEPTION**
                                                                 -----------
Landmark Institutional Tax Free Reserves ....................       0.99%
Lipper Institutional Tax Exempt Money Market Funds Average ..       0.84%
** Not Annualized
 + From 5/21/97

7-DAY YIELDS
----------
Annualized Current      3.21%
Effective               3.26%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1997, the Fund paid $0.00984 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 14.8% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph illustrates, Landmark Institutional Tax Free Reserves provided a higher annualized seven-day yield to that of a comparable IBC's Money Fund Report AverageTM, as published in IBC Money Fund ReportTM, for the one year period.

     COMPARISON OF 7-DAY YIELDS FOR LANDMARK INSTITUTIONAL TAX FREE RESERVES
                  VS. IBC INSTITUTIONAL TAX FREE FUNDS AVERAGE

LANDMARK INSTITUTIONAL TAX FREE RESERVES


                      Landmark
                    Institutional               IBC Institutional
                  Tax Free Reserves         Tax Free Funds Average

  5/20/97               3.67%                       3.60%
  5/27/97               3.62%                       3.55%
   6/3/97               3.39%                       3.50%
  6/10/97               3.66%                       3.26%
  6/17/97               3.79%                       3.45%
  6/24/97               3.84%                       3.58%
   7/1/97               3.47%                       3.74%
   7/8/97               3.52%                       3.33%
  7/15/97               3.33%                       3.20%
  7/22/97               3.46%                       3.32%
  7/29/97               3.49%                       3.36%
   8/5/97               3.45%                       3.32%
  8/12/97               3.30%                       3.19%
  8/19/97               3.30%                       3.21%
  8/26/97               3.25%                       3.14%


NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

--------------------------------------------------------------------------------
  Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1) ...............................       $60,120,462
                                                                                                     ---------
LIABILITIES:
Dividends payable ..........................................................................            60,354
Accrued expenses and other liabilities .....................................................            12,467
                                                                                                     ---------
   Total liabilities .......................................................................            72,821
                                                                                                     ---------
NET ASSETS for 60,047,641 shares of beneficial interest outstanding ........................       $60,047,641
                                                                                                     =========
NET ASSETS CONSIST OF:
Paid-in capital ............................................................................       $60,047,641
                                                                                                     =========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ............................             $1.00
                                                                                                          ====

--------------------------------------------------------------------------------
  Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Period May 21, 1997 (Commencement of Operations) to August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio ...................................     $587,461
Allocated expenses from Tax Free Reserves Portfolio .......................      (23,875)
                                                                                --------
                                                                                                      $563,586
EXPENSES:
Administrative fees (Note 3A) .............................................       55,267
Registration fees .........................................................       25,083
Shareholder Servicing Agents' fees (Note 3B) ..............................       15,791
Distribution fees (Note 4) ................................................       15,791
Shareholder reports .......................................................        8,139
Auditing fees .............................................................        8,000
Custodian fees ............................................................        5,609
Legal fees ................................................................        4,800
Transfer agent fees .......................................................        4,000
Trustee fees ..............................................................          653
Miscellaneous .............................................................          411
                                                                                --------
   Total expenses .........................................................      143,544
   Less aggregate amounts waived by Administrator, Shareholder
     Servicing Agents, and Distributor (Notes 3A, 3B and 4) ...............      (86,849)
     Expenses assumed by the Administrator (Note 7) .......................      (40,608)
                                                                                --------
     Net expenses .........................................................                             16,087
                                                                                                      --------
     Net investment income ................................................                           $547,499
                                                                                                      ========

See notes to financial statements

  Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS

                                                                                    MAY 21, 1997
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
                                                                                   AUGUST 31, 1997
                                                                                    -------------
FROM INVESTMENT ACTIVITIES (NOTE 2):
Net investment income, declared as dividends to shareholders ...........            $    547,499
                                                                                    ============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET
 VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares ...........................................             129,951,030
Net asset value of shares issued to shareholders
  from reinvestment of dividends .......................................                 305,207
Cost of shares repurchased .............................................             (70,208,596)
                                                                                    ------------
Net increase in net assets from transactions
   in shares of beneficial interest ....................................              60,047,641
                                                                                    ------------
NET INCREASE IN NET ASSETS .............................................              60,047,641

NET ASSETS:
Beginning of period ....................................................                  --
                                                                                    ------------
End of period ..........................................................            $ 60,047,641
                                                                                    ============

--------------------------------------------------------------------------------
  Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     MAY 21, 1997
                                                                                     (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
                                                                                    AUGUST 31, 1997
                                                                                     ------------
Net Asset Value, beginning of period ...................................               $1.00000
Net investment income ..................................................                0.00984
Less dividends from net investment income ..............................               (0.00984)
                                                                                        -------
 Net Asset Value, end of period ........................................               $1.00000
                                                                                       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ..............................               $ 60,048
Ratio of expenses to average net assets* ...............................                   0.25%+
Ratio of net investment income to average net assets ...................                   3.47%+
Total return ...........................................................                   0.99%+

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and Administrator had not voluntarily assumed expenses during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ........................................               $0.00729

RATIOS:
Expenses to average net assets* ........................................                   1.15%
Net investment income to average net assets ............................                   2.57%
 *Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
 +Annualized.
++Not Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) Significant Accounting Policies
Landmark Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective to provide high level of current income which is exempt from federal income taxes, consistent with preservation of capital and liquidity, by investing all of its investable assets in the Portfolio, an open-end, non-diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 12.4% at August 31, 1997) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Fund has adopted an Administrative Services Plan which provides that the Trust on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $55,267, all of which was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $15,791, all of which was voluntarily waived for the year ended August 31, 1997.

(4) DISTRIBUTION FEE
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $15,791, all of which was voluntarily waived for the year ended for the period May 21, 1997 (commencement of operations) to August 31, 1997.

(5) SHARE OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $100,354,892 and $40,798,016, respectively, for the period May 21, 1997
(commencement of operations) to August 31, 1997.

(7) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the period May 21, 1997 (commencement of operations) to August 31, 1997 which amounted to $40,608.

--------------------------------------------------------------------------------
 Landmark Institutional Tax Free Reserves
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK INSTITUTIONAL TAX FREE RESERVES:

     We have audited the accompanying statement of assets and liabilities of Landmark Institutional Tax Free Reserves, a separate series of Landmark Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1997, the related statements of operations and changes in net assets for the period from May 21, 1997 (commencement of operations) to August 31, 1997, and the financial highlights for the period from May 21, 1997 (commencement of operations) to August 31, 1997. The financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark Institutional Tax Free Reserves at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from May 21, 1997 (commencement of operations) to August 31, 1997 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
 TAX-EXEMPT COMMERCIAL
      PAPER -- 0.4%
Utah State,
  3.80% due 10/07/97 ............................     $ 2,000     $  2,000,000
                                                                  ------------

GENERAL OBLIGATION
  BONDS AND NOTES -- 1.9%
California School Cash Reserve Notes,
  4.75% due 7/02/98 .............................       4,000        4,028,851
Chicago, Illinois,
  3.55% due 10/31/97 ............................       5,300        5,300,000
                                                                  ------------
                                                                     9,328,851
                                                                  ------------
 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS AND
      NOTES (PUTS) -- 14.8%
Arkansas State Development
  Finance Authority, AMT,
  3.80% due 11/05/97 ............................       2,000        2,000,000
Chicago, Illinois,
  3.65% due 2/05/98 .............................       3,800        3,800,000
Clackmas County, Oregon,
  Hospital Facilities Authority,
  3.55% due 10/01/97 ............................       2,700        2,700,000
Columbus, Ohio, Sewer Improvement,
  9.00% due 9/15/97 .............................       1,000        1,002,019
Denver, Colorado,
  County & City Excise Tax Revenue,
  7.60% due 9/01/97 .............................       1,000        1,010,000
District of Columbia,
  3.75% due 12/01/97 ............................       4,000        4,000,000
District of Columbia,
  3.90% due 12/01/97 ............................       1,000        1,000,000
Hawaii State Department of Budget
  and Finance Revenue,
  3.50% due 9/01/97 .............................       4,100        4,100,000
Indianapolis, Indiana,
  4.38% due 1/08/98 .............................       6,600        6,614,050
Kentucky State Turnpike
  Authority Resource Recovery,
  3.35% due 7/01/98 .............................       7,000        7,000,000
Lower Neches Valley, Texas,
  Pollution Control Revenue,
  3.75% due 2/17/98 .............................       1,600        1,600,000
Marion County, Tennessee,
  Industrial Environmental, AMT,
  3.85% due 2/02/98 .............................       3,000        3,000,000
Maryland State Community
  Development Administration, AMT,
  4.00% due 9/01/97 .............................       1,500        1,500,000
Oklahoma State Water Resource Board
  State Loan Revenue,
  3.50% due 9/01/97 .............................       7,000        7,000,000
Oklahoma State Water Resource Board
  State Loan Revenue,
  3.50% due 9/02/97 .............................       3,750        3,750,000
Oklahoma State Water Resource Board
  State Loan Revenue,
  3.70% due 9/02/97 .............................       7,250        7,250,000
Pennsylvania State Higher Education
  Revenue, 3.85% due 9/23/97 ....................       3,000        3,000,000
Platte County, Missouri, Public
  Building Corp.,
  4.50% due 9/01/97 .............................       1,205        1,205,000
Rhode Island Housing & Mortgage
  Finance Authority, AMT,
  3.70% due 12/02/97 ............................       1,500        1,500,000
Rhode Island State Resource Recovery,
  4.25% due 7/31/98 .............................       1,000        1,002,635
Utah County
  Environmental Control Revenue,
  3.75% due 1/15/98 .............................       2,000        2,000,000
Utah Water
  Finance Agency Revenue,
  3.75% due 10/01/97 ............................       1,000        1,000,078
Venango, Pennsylvania,
  Industrial Development Revenue,
  3.70% due 10/28/97 ............................       2,000        2,000,000
York County, South Carolina,
  Pollution Control,
  3.55% due 9/15/97 .............................       2,495        2,495,000
                                                                  ------------
                                                                    71,528,782
                                                                  ------------

 REVENUE, TAX, BOND AND
      TAX REVENUE ANTICIPATION
      NOTES -- 10.1%
Bowling Green, Ohio, BANs,
  4.00% due 12/04/97 ............................       2,000        2,001,681
Gardner, Massachusetts, BANs,
  4.30% due 11/07/97 ............................       5,000        5,004,279
Highland, Indiana, TANs,
  4.25% due 12/31/97 ............................       1,500        1,501,771
Idaho State, TANs,
  4.63% due 6/30/98 .............................       1,500        1,508,898
Illinois State, Refunding,
  5.13% due 12/01/97 ............................       1,300        1,303,987
Iowa State School Cash
  Anticipation Program,
  4.50% due 6/26/98 .............................       3,000        3,016,508
Kankakee, Wyoming,
  Industrial School Corp., TANs,
  4.10% due 12/30/97 ............................       3,570        3,573,977
Lake County, Indiana, TANs,
  4.25% due 12/31/97 ............................       2,920        2,922,803
Los Angeles County, California, TRANs,
  4.50% due 6/30/98 .............................       4,500        4,523,297
Mason, Ohio, BANs,
  4.10% due 12/18/97 ............................       1,400        1,401,205
Penn Harris Madison
  Industrial School Corp., TANs,
  4.10% due 12/31/97 ............................       2,365        2,368,043
Richmond, Indiana,
  Dormitory Community Schools,
  TANs, 4.10% due 12/31/97 ......................       1,000        1,000,638
Salem, Ohio,
  City School District, BANs,
  4.00% due 3/05/98 .............................       1,350        1,350,637
South Dakota Educational
  Student Revenue, AMT,
  3.95% due 11/05/97 ............................       5,000        5,000,000
Texas State, RANs,
  6.50% due 10/01/97 ............................       3,000        3,006,450
Texas State, TRANs,
  4.75% due 8/31/98 .............................       8,000        8,070,480
Will County, Illinois,
  Community School District, TANs,
  4.42% due 10/17/97 ............................       1,000        1,000,638
                                                                  ------------
                                                                    48,555,292
                                                                  ------------
 VARIABLE RATE DEMAND
      NOTES* -- 76.7%
Adams County, Colorado, Industrial
  Development Revenue,
  due 12/01/03 ..................................       2,500        2,500,000
Adams County, Colorado, Industrial
  Development Revenue,
  due 12/01/15 ..................................       5,200        5,200,000
Alameda County, California, Industrial
  Development Authority,
  due 5/01/03 ...................................         500          500,000
Alexander, Virginia, Industrial
  Development Authority,
  due 7/01/26 ...................................       1,800        1,800,000
Arapahoe County, Colorado,
  Revenue Authority,
  due 7/01/07 ...................................       2,125        2,125,000
Arizona Health Facilities Authority
  Revenue, due 7/01/16 ..........................       6,300        6,300,000
Atlanta, Georgia, Urban Resource
  Finance Authority,
  due 12/01/08 ..................................       6,500        6,500,000
Baltimore, Maryland, Port Facilities
  Authority, due 10/14/11 .......................       1,000        1,000,000
Beloit, Kansas, Industrial Development
  Authority, due 12/01/16 .......................       4,000        4,000,000
Bexar County, Texas, Health Facilities
  Development, due 7/11/11 ......................         960          960,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26 ...................................       1,900        1,900,000
Botetourt County, Virginia,
  Industrial Development Authority,
  AMT, due 7/01/11 ..............................       2,100        2,100,000
Boulder County, Colorado, Industrial
  Development Revenue,
  due 12/01/04 ..................................       2,565        2,565,000
Burke County, Georgia, Development
  Authority, due 1/01/16 ........................       5,000        5,000,000
Burke County, Georgia, Development
  Authority, due 7/01/24 ........................       2,100        2,100,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15 ...................................       1,750        1,750,000
Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07 ...................................       2,000        2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 9/01/30 ...................................       1,000        1,000,000
Cherokee County, South Carolina,
  Industrial Revenue, AMT,
  due 8/01/19 ...................................         200          200,000
Chicago, Illinois, O'Hare International
  Airport Revenue, due 1/01/15 ..................       1,985        1,985,000
Clarksville, Tennessee, Public
  Building Authority, due 10/01/25 ..............       1,000        1,000,000
Clayton County, Georgia,
  Housing Authority, due 1/01/21 ................         865          865,000
Colorado, Health Facilities
  Authority Revenue, due 5/15/25 ................       2,300        2,300,000
Columbus, Indiana, Economic
  Development Revenue, AMT,
  due 1/01/00 ...................................       1,440        1,440,000
Columbus, Ohio,
  due 12/01/17 ..................................       1,500        1,500,000
Connecticut State,
  due 5/15/14 ...................................       4,000        4,000,000
Dade County, Florida, Special Revenue,
  due 8/01/15 ...................................       6,700        6,700,000
Davidson County, North Carolina,
  Industrial Facilities Revenue, AMT,
  due 6/01/17 ...................................       4,000        4,000,000
De Kalb County, Georgia,
  Multifamily Housing Revenue,
  due 6/01/25 ...................................       4,300        4,300,000
Director State, Nevada,
  Department Of Business, AMT,
  due 8/01/20 ...................................         955          955,000
District of Columbia,
  due 10/01/15 ..................................         500          500,000
East Baton Rouge, Louisiana,
  Pollution Control Revenue,
  due 10/01/99 ..................................       1,700        1,700,000
Effingham County, Georgia,
  Development Authority,
  due 4/01/37 ...................................         200          200,000
Eloy, Arizona, Industrial Development
  Authority Revenue, AMT,
  due 8/01/20 ...................................       1,000        1,000,000
Farmington, New Mexico, Pollution
  Control Revenue, due 9/01/24 ..................         600          600,000
Fayetteville, Arkansas, Industrial
  Development, AMT, due 12/01/04 ................       1,100        1,100,000
Florida Capital Projects Finance
  Authority Revenue, due 8/01/17 ................       5,000        5,000,000
Florida Housing Finance Authority,
  due 12/01/08 ..................................         600          600,000
Florida Housing Finance Authority,
  AMT, due 9/01/26 ..............................       2,875        2,875,000
Forsyth County, Georgia, Industrial
  Development Revenue,
  due 1/01/07 ...................................       2,000        2,000,000
Fort Wayne, Indiana, Economic
  Development Revenue,
  due 12/01/03 ..................................       1,000        1,000,000
Fort Wayne, Indiana, Hospital
  Authority Revenue, due 1/01/16 ................       1,000        1,000,000
Fox Lake, Wisconsin, Redevelopment
  Authority Revenue, AMT,
  due 6/01/09 ...................................       1,760        1,760,000
Franklin County, Ohio, Health Systems
  Revenue, due 7/01/15 ..........................         100          100,000
Fulton County, Georgia, Development
  Authority, AMT, due 6/01/27 ...................         500          500,000
Germantown, Wyoming, Industrial
  Development Authority,
  due 8/01/11 ...................................         955          955,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25 ..................................       1,800        1,800,000
Golden County, Georgia, Industrial
  Development Authority Revenue,
  due 8/01/17 ...................................       1,000        1,000,000
Green River, Wyoming, Pollution Control
  Revenue, due 6/01/99 ..........................       2,800        2,800,000
Gulf Coast, Texas, Industrial
  Development Authority, AMT,
  due 5/01/24 ...................................         300          300,000
Gwinett County, Georgia, Industrial
  Development Revenue, AMT,
  due 6/01/05 ...................................       1,500        1,500,000
Gwinett County, Georgia, Industrial
  Development Revenue, AMT,
  due 3/01/17 ...................................       1,000        1,000,000
Hampton, Virginia, Redevelopment &
  Housing Authority, due 6/15/26 ................         900          900,000
Harris County, Texas, Health
  Facility Development, due 2/15/27 .............       2,000        2,000,000
Henrico County, Virginia,
  Industrial Development,
  due 5/01/24 ...................................         400          400,000
Houston, Texas, Water & Sewer Revenue,
  due 12/01/25 ..................................       8,835        8,835,000
Illinois Educational Facilities Authority
  Revenue, due 5/01/20 ..........................       3,400        3,400,000
Illinois Health Facilities Authority
  Revenue, due 11/01/20 .........................       3,400        3,400,000
Indiana Health Facilities Finance
  Authority Revenue, due 8/01/06 ................       2,300        2,300,000
Jackson, Mississippi, Industrial
  Development Revenue,
  due 12/01/15 ..................................       2,650        2,650,000
Jackson, Mississippi, Industrial
  Sewer Facility, due 12/15/24 ..................         500          500,000
Jefferson Parish, Louisiana, Hospital
  District 2, due 12/01/15 ......................       2,700        2,700,000
Kansas City, Missouri, Industrial
  Development Hospital Revenue,
  due 4/15/15 ...................................         500          500,000
Kentucky Economic Development
  Finance Authority, due 11/01/20 ...............       5,100        5,100,000
Kokomo, Indiana, Economic
  Development Revenue, due 9/01/30 ..............       2,940        2,940,000
Louisa County, Virginia, Industrial
  Development Authority,
  due 1/01/20 ...................................       5,000        5,000,000
Louisiana State, Offshore Terminal
  Revenue, due 9/01/17 ..........................       5,300        5,300,000
Lubbock, Texas, Health Facilities
  Development Corp., due 7/01/13 ................         400          400,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22 ...................................       1,125        1,125,000
Mason County, Kentucky,
  Pollution Control, due 10/15/14 ...............       3,000        3,000,000
Missouri State Health and Educational
  Facilities Authority, due 11/01/19 ............       1,700        1,700,000
Missouri State Health and Educational
  Facilities Authority, due 9/01/30 .............         500          500,000
Morton, Illinois, Industrial
  Development, AMT, due 4/01/16 .................         970          970,000
Nash County, North Carolina,
  due 12/01/14 ..................................       1,000        1,000,000
Nevada Housing Division, AMT,
  due 4/01/20 ...................................       1,000        1,000,000
New Hampshire State Housing
  Finance Authority, AMT,
  due 7/01/03 ...................................       6,395        6,395,000
New Hanover County, North Carolina,
  due 3/01/14 ...................................       2,250        2,250,000
New Mexico State Highway Revenue,
  due 6/15/11 ...................................       5,000        5,000,000
New York State Medical Care Facilities
  Finance Authority, due 8/15/22 ................       3,000        3,000,000
North Carolina Medical Care Hospital
  Authority, due 10/01/13 .......................         200          200,000
North Little Rock, Arkansas,
  Health Facilities, due 4/01/12 ................       1,400        1,400,000
North Little Rock, Arkansas,
  Health Facilities, due 12/01/21 ...............      15,000       15,000,000
North Texas Higher Education
  Authority, AMT, due 4/01/20 ...................       2,000        2,000,000
Oak Creek, Wisconsin, Industrial
  Development Authority,
  due 12/01/07 ..................................       1,900        1,900,000
Oklahoma State Water Resource Board
  State Loan Revenue, due 9/01/23 ...............       3,000        3,000,000
Oklahoma State Water Resource Board
  State Loan Revenue, due 9/01/26 ...............       8,200        8,200,000
Orange County, Florida, Industrial
  Development Authority,
  due 1/01/11 ...................................         500          500,000
Ossian, Indiana, Economic Development
  Revenue, AMT, due 12/01/23 ....................         200          200,000
Pasco County, Florida, School
  District, due 8/01/21 .........................      15,370       15,370,000
Pennsylvania State Higher Education
  Student Loan, due 7/01/18 .....................       2,000        2,000,000
Pennsylvania State Higher Education
  Student Loan, AMT, due 12/01/24 ...............       2,000        2,000,000
Peoria, Illinois, Health Care
  Facility Revenue, due 5/01/17 .................       1,500        1,500,000
Perry County, Mississippi,
  Pollution Control Authority,
  due 3/01/02 ...................................         500          500,000
Person County, North Carolina,
  Pollution Control Authority,
  due 11/01/19 ..................................       3,000        3,000,000
Piedmont, South Carolina, Municipal
  Power Agency Revenue,
  due 1/01/22 ...................................       4,900        4,900,000
Port Arthur, Texas, Navigation District,
  due 10/01/24 ..................................         300          300,000
Port Arthur, Texas, Navigation District,
  AMT, due 4/01/14 ..............................       1,000        1,000,000
Port of Portland, Oregon,
  Special Obligation Revenue,
  due 6/15/27 ...................................         800          800,000
Putnam County, West Virginia,
  Industrial Development Revenue,
  due 10/01/11 ..................................         600          600,000
Rhode Island State Industrial Facilities
  Corp., due 11/01/05 ...........................       4,770        4,770,000
Rhode Island State Industrial Facilities
  Corp., AMT, due 6/01/05 .......................       4,400        4,400,000
Roswell, Georgia, Multifamily Housing
  Authority, due 8/01/27 ........................       2,500        2,500,000
Rutherford County, Tennessee,
  Industrial Development,
  due 12/01/03 ..................................       1,500        1,500,000
Rutherford County, Tennessee,
  Industrial Development,
  due 10/01/07 ..................................       3,700        3,700,000
San Antonio, Texas, Electric & Gas,
  due 2/01/18 ...................................       7,455        7,455,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04 ...................................         600          600,000
Sevier County, Tennessee, Public
  Building Authority, due 6/01/03 ...............       5,000        5,000,000
Sevier County, Tennessee, Public
  Building Authority, due 6/01/14 ...............       2,200        2,200,000
Sevier County, Tennessee, Public
  Building Authority, due 6/01/21 ...............       2,000        2,000,000
Shelby County, Tennessee,
  due 12/01/10 ..................................      11,725       11,725,000
Sikeston Missouri, Electric Revenue
  Authority, due 6/01/22 ........................      10,098       10,098,000
South Carolina Jobs Development
  Authority, due 11/01/25 .......................       7,050        7,050,000
Southeastern Oklahoma Industrial
  Development Authority,
  due 6/01/16 ...................................       3,400        3,400,000
St. Charles County, Missouri, Industrial
  Development Authority,
  due 12/01/07 ..................................       1,000        1,000,000
St. Cloud, Minneapolis, Health Care
  Facility Revenue, due 7/01/27 .................       1,000        1,000,000
State Of Kentucky, Trust Receipts,
  due 5/01/29 ...................................       1,000        1,000,000
States Of Oklahoma & Mississippi,
  Home Corp. Trust Receipts,
  due 5/01/30 ...................................       1,400        1,400,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26 ..................................       1,000        1,000,000
  Texas State, due 4/01/20                              9,440        9,440,100
Texas State, Turnpike Authority,
  due 1/01/23 ...................................       3,000        3,000,000
Thornton, Colorado, Industrial
  Development Revenue,
  due 12/15/99 ..................................       1,000        1,000,000
Tipton, Indiana, Economic Development
  Revenue, due 7/01/22 ..........................       1,065        1,065,000
Traill County, North Dakota, Industrial
  Development, AMT, due 12/01/11 ................       1,000        1,000,000
Traill County, North Dakota, Industrial
  Development, AMT, due 12/11/11 ................       1,000        1,000,000
Traill County, North Dakota, Solid
  Waste, AMT, due 12/01/11 ......................       2,000        2,000,000
University Athletic Association Of Florida,
  Capital Improvement Revenue,
  due 2/01/20 ...................................       1,200        1,200,000
University Of Arizona, due 12/01/19                     3,900        3,900,000
Utah State Board of Regents,
  due 11/01/25 ..................................         900          900,000
Utah State Board of Regents,
  AMT, due 11/01/31 .............................         500          500,000
Vermont Education & Health
  Buildings Agency, due 6/01/22 .................       5,000        5,000,000
Vermont Industrial Development
  Authority, AMT, due 12/01/11 ..................         800          800,000
Wake County, North Carolina,
  Industrial Pollution Control,
  due 9/01/15 ...................................       3,300        3,300,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/00 ..................................       1,050        1,050,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/02 ..................................       1,080        1,080,000
Washington State Health Care
  Facilities Revenue, due 10/01/05 ..............       1,050        1,050,000
Washington State Health Care
  Facilities Revenue, due 1/01/23 ...............         200          200,000
Washington State Public Power
  Supply, due 7/01/15 ...........................       7,240        7,240,000
Winchester, Kentucky, Industrial
  Building, due 10/01/18 ........................       1,700        1,700,000
Winnebago County, Illinois,
  Health Care Facilities,
  due 1/01/17 ...................................       2,600        2,600,000
Wisconsin Housing & Economic
  Development, due 9/01/26 ......................       4,000        4,000,000
Wisconsin State Health Facilities
  Authority, due 1/01/16 ........................       1,600        1,600,000
                                                                  ------------
                                                                   370,893,100
                                                                  ------------

  TOTAL INVESTMENTS
  AT AMORTIZED COST .............................       103.9%     502,306,025

  OTHER ASSETS, LESS LIABILITIES ................        (3.9)     (18,676,351)
                                                        -----     ------------

  NET ASSETS ....................................       100.0%    $483,629,674
                                                        =====     ============
AMT--Subject to Alternative Minimum Tax
   * Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........................................    $502,306,025
Cash .........................................................................................         120,672
Interest receivable ..........................................................................       3,671,038
                                                                                                  ------------
 Total assets ................................................................................    $506,097,735
                                                                                                  ------------

LIABILITIES:
Payable for investments purchased ............................................................      22,358,722
Payable to affiliate-- Investment Advisory fees (Note 2A) ....................................          42,652
Accrued expenses and other liabilities .......................................................          66,687
                                                                                                  ------------
 Total liabilities ...........................................................................      22,468,061
                                                                                                  ------------
NET ASSETS ...................................................................................    $483,629,674
                                                                                                  ============

REPRESENTED BY:
Capital paid-in for beneficial interests .....................................................    $483,629,674
                                                                                                  ============

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) ...............................................                        $15,347,673

EXPENSES:
Investment Advisory fees (Note 2A) ........................................   $  839,583
Administrative fees (Note 2B) .............................................      209,896
Custodian fees ............................................................      188,390
Auditing fees .............................................................       20,900
Trustee fees ..............................................................       10,869
Legal fees ................................................................       10,760
Miscellaneous .............................................................        7,725
                                                                              ----------
 Total Expenses ...........................................................    1,288,123
Less aggregate amount waived by Investment Advisor and Administrator
 (Notes 2A and 2B) ........................................................     (464,085)
Less fees paid indirectly (Note 1D) .......................................       (5,706)
                                                                              ----------
 Net expenses .............................................................                            818,332
                                                                                                   -----------
 Net investment income ....................................................                         14,529,341
NET REALIZED GAIN ON INVESTMENTS ..........................................                              4,286
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $14,533,627
                                                                                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                                   ----------------------------
                                                         1997          1996
                                                       --------      --------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                $  14,529,341 $ 12,954,867
Net realized gain (loss) on investments                      4,286      (25,753)
                                                      ------------ ------------
Increase in net assets from operations                  14,533,627   12,929,114
                                                      ------------ ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions                            574,845,460  426,786,434
Value of withdrawals                                  (477,920,393 (461,766,719)
                                                       -----------  ------------
Net increase (decrease) in net assets from
capital transactions                                    96,925,067  (34,980,285)
                                                      ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                  111,458,694  (22,051,171)
NET ASSETS:
Beginning of period                                    372,171,080  394,222,251
                                                      ------------ ------------
End of period                                         $483,629,774 $372,171,080
                                                      ============  ============
--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                 ------------------------------------------------------------------
                                                                   1997          1996          1995          1994           1993
                                                                 --------      --------      --------      --------       --------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ...................    $483,630       $372,171     $394,222       $233,108       $277,593
Ratio of expenses to average net assets .....................        0.19%          0.30%        0.32%          0.31%          0.31%
Ratio of net investment income to average
 net assets .................................................        3.46%          3.31%        3.55%          2.33%          2.35%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ....... ......................        0.31%         0.32%         0.32%          0.32%         0.33%
Net investment income to average net assets .................        3.35%         3.29%         3.55%          2.32%         2.32%

See notes to financial statements

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  Tax Free Reserves Portfolio
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  NOTES TO FINANCIAL STATEMENTS
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(1) SIGNIFICANT ACCOUNTING POLICIES
Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $839,583, of which $333,441 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $209,896, of which $130,644 was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,317,974,987 and $1,198,665,594, respectively, for the year ended August 31, 1997.

(4) FEDERAL INCOME TAX BASIS OF
INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1997, for federal income tax purposes, amounted to $502,306,025.

(5) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $1,778. Since the line of credit was established, there have been no borrowings.

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 Tax Free Reserves Portfolio
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 INDEPENDENT AUDITORS' REPORT
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TO THE TRUSTEES AND INVESTORS OF TAX FREE RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659